Goodwill - Schedule of Roll Forward of Goodwill (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 28, 2024	Dec. 30, 2023
Goodwill [Line Items]
Beginning balance, gross		$ 19,891	$ 19,891
Acquisition
Currency translation adjustment
Ending balance, net	$ 19,891	$ 19,891	$ 19,891